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[LOGO OF PRUDENTIAL]               William J. Evers
                                   Vice President, Corporate Counsel

                                   The Prudential Insurance Company of America
                                   751 Broad Street, Newark, NJ 07102-3777
                                   Tel 973 802-3716
                                   william.evers@prudential.com

December 9, 2013

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Pruco Life Flexible Premium Variable Annuity Account ("Registrant")
    Pruco Life Insurance Company ("Depositor")
    Registration Statement on Form N-4 (File No. 333-184887)
    Registration Statement on Form N-4 (File No. 333-184888)
    Registration Statement on Form N-4 (File No. 333-184890)

    Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("Registrant")
    Pruco Life Insurance Company of New Jersey ("Depositor")
    Registration Statement on Form N-4 (File No. 333-184889)
    Registration Statement on Form N-4 (File No. 333-184891)
    Registration Statement on Form N-4 (File No. 333-184892)

Dear Ms. Samuel:

   Enclosed for filing on behalf of the above-referenced registrants are Post-Effective Amendments to the registration statements on Form N-4. The purpose of the filings is to address the comments received from the SEC staff.

   Also enclosed are acceleration request letters asking that the filings be declared effective on December 10, 2013, or as soon thereafter as practicable.

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Sally Samuel, Esq.
December 9, 2013
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   Please call me at (973) 802-3716 if you have any questions.

                                   Sincerely,

                                   Pruco Life Insurance Company

                                   By:  /s/ WILLIAM J. EVERS
                                        -----------------------------------
                                        William J. Evers
                                        Vice President, Corporate Counsel

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